Detail of Zero Coupon Convertible Bonds, Due 2015 (Detail) In Thousands	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 USD ($)	Mar. 31, 2011 Yen Denominated zero coupon convertible bonds due 2015 JPY (¥)
Debt Instrument [Line Items]
Principal amount				$ 1,202,646	¥ 100,000,000
Unamortized premium				5,376	447,000
Total	$ 1,211,678	¥ 100,751,000	¥ 641,000	$ 1,208,022	¥ 100,447,000